Other net income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other net income
14	Other net income

	2020	2019	2018
	RMB million	RMB million	RMB million
Government grants (Note)	4,209	4,129	4,348
(Losses)/gains on disposal of property, plant and equipment, net and construction in progress
- Aircraft and spare engines and construction in progress	(18)	34	584
- Other property, plant and equipment	75	106	18
Penalty income	142	273	216
Others	278	582	272

	4,686	5,124	5,438

Note: Government grants mainly include subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.
There are no unfulfilled conditions and other contingencies related to subsidies that have been recognized during the years ended December 31, 2020, 2019 and 2018.